Material gain or loss - Summary of Material Gain or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit Loss [Line Items]
Research and development costs expensed	$ (13,599)	$ (22,484)		$ (15,777)
Amortization - Intangible assets	(201,634)	(177,857)		(85,055)
Depreciation - Property, plant and equipment	(15,533)	(12,094)		(8,972)
Depreciation - Right-of-use assets	(34,031)	(27,272)		(19,564)
Impairment losses on intangible assets	(11,779)	(36,269)	[1]	0	[1]
Impairment losses on right-of-use assets		(2,234)
Transaction related legal and advisory expenses	(18,596)	(24,598)		(15,374)
(Losses)/gains on items at present value remeasurements	384,122	288,853		(43,247)
Gains related to conversion of convertible notes	78,467
Gain/(loss) on items held at fair value and remeasurements	2,023,743	(2,643,573)	[1]	21,721	[1]
Change in fair value of acquisition related consideration				$ (21,526)
Convertible Notes
Profit Loss [Line Items]
Gain/(loss) on items held at fair value and remeasurements	$ 1,560,370	$ (2,354,720)

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.